Taxes (Details 4) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Assets (Liabilities), net at beginning of period	$ (985,651,000,000)	$ (1,032,373,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(14,786,000,000)	46,722,000,000
Incorporation by business combination	(2,136,000,000)
Assets (Liabilities), net at ending of period	(1,002,553,000,000)	(985,651,000,000)
Currency translation adjustments	(1,434,000,000)	(884,000,000)	$ (1,976,000,000)
Intangible Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(3,913,000,000)	(26,181,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(1,038,000,000)	22,268,000,000
Assets (Liabilities), net at ending of period	(4,951,000,000)	(3,913,000,000)
Subtotal Liabilities [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(1,024,292,000,000)	(1,083,577,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(13,191,000,000)	59,285,000,000
Incorporation by business combination	(3,567,000,000)
Assets (Liabilities), net at ending of period	(1,041,050,000,000)	(1,024,292,000,000)
Trade And Other Payable [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	24,202,000,000	26,758,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	111,000,000	(2,556,000,000)
Assets (Liabilities), net at ending of period	24,313,000,000	24,202,000,000
Other PPE [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	3,574,000,000	3,598,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	1,791,000,000	(24,000,000)
Incorporation by business combination	1,353,000,000
Assets (Liabilities), net at ending of period	6,718,000,000	3,574,000,000
Others PPE 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(6,426,000,000)	(689,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(1,326,000,000)	(5,737,000,000)
Assets (Liabilities), net at ending of period	(7,752,000,000)	(6,426,000,000)
Investment properties and Property plant and equipment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	501,000,000	287,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	340,000,000	214,000,000
Assets (Liabilities), net at ending of period	861,000,000	501,000,000
Currency translation adjustments	20,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	43,000,000	218,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	61,000,000	(175,000,000)
Incorporation by business combination	78,000,000
Assets (Liabilities), net at ending of period	182,000,000	43,000,000
Borrowings Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	665,000,000	316,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(351,000,000)	349,000,000
Assets (Liabilities), net at ending of period	314,000,000	665,000,000
Investment Property and Property Plant and Equipment 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(916,606,000,000)	(892,570,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(73,177,000,000)	(24,036,000,000)
Incorporation by business combination	(3,567,000,000)
Assets (Liabilities), net at ending of period	(993,350,000,000)	(916,606,000,000)
Tax Loss Carry-Forwards [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	9,656,000,000	20,027,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(3,547,000,000)	(10,371,000,000)
Assets (Liabilities), net at ending of period	6,109,000,000	9,656,000,000
Subtotal Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	38,641,000,000	51,204,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(1,595,000,000)	(12,563,000,000)
Assets (Liabilities), net at ending of period	38,497,000,000	38,641,000,000
Tax inflation adjustment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(50,807,000,000)	(136,943,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	50,704,000,000	86,136,000,000
Assets (Liabilities), net at ending of period	(103,000,000)	(50,807,000,000)
Salaries and social security costs [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(5,724,000,000)	0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	2,135,000,000	(5,724,000,000)
Assets (Liabilities), net at ending of period	(3,589,000,000)	(5,724,000,000)
Trade and other receivables 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(10,511,000,000)	(3,456,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(1,326,000,000)	(7,055,000,000)
Assets (Liabilities), net at ending of period	(11,837,000,000)	(10,511,000,000)
Investments 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(30,305,000,000)	(23,738,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	10,837,000,000	(6,567,000,000)
Assets (Liabilities), net at ending of period	$ (19,468,000,000)	$ (30,305,000,000)